Schedule of Net Loss Per Share Basic And Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (20,709,991)	$ (7,183,615)
Weighted average common shares outstanding	7,413,579
Net loss per share, basic and diluted	$ (2.79)